N-2	Mar. 02, 2026
Cover [Abstract]
Entity Central Index Key	0001944664
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Nomura Alternative Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Supplement to Prospectus [TextBlock]

This supplement provides new and additional information beyond that contained in, and should be read in conjunction with, the Prospectus and SAI. Capitalized terms not defined herein have the same meaning as in the Prospectus and SAI, as applicable.

Effective immediately, the Fund’s investment adviser, Nomura Capital Management LLC (the “Investment Manager”), will no longer charge an incentive fee to the Fund. Accordingly, all references to an Incentive Fee in the Prospectus and SAI are hereby deleted.

Please keep this Supplement for future reference.